Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Proceeds from Equity Method Investment, Distribution	$ 68,499	$ 63,263	$ 76,710